Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,830,000.00
Previously Paid Amount	0.00
Total Fee Amount	528.92
Total Offset Amount	0.00
Net Fee	528.92
Narrative - Max Aggregate Offering Price	$ 3,830,000.00
Final Prospectus	true